UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07529

Investment Company Act File Number

Asian Small Companies Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

November 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Asian Small Companies Portfolio

November 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
China — 12.7%
Containers & Packaging — 3.7%
AMVIG Holdings, Ltd.	342,000	$99,773
Youyuan International Holdings, Ltd.	7,804,000	2,043,817

		$2,143,590

Electronic Equipment, Instruments & Components — 1.6%
Kingboard Laminates Holdings, Ltd.	2,075,000	$910,151

		$910,151

Food Products — 1.9%
Biostime International Holdings, Ltd.	350,000	$1,058,579

		$1,058,579

Gas Utilities — 1.8%
China Resources Gas Group, Ltd.	494,000	$1,057,599

		$1,057,599

Household Products — 1.8%
Vinda International Holdings, Ltd.	746,000	$1,039,270

		$1,039,270

Machinery — 0.7%
Lonking Holdings, Ltd.	1,793,000	$407,237

		$407,237

Real Estate Management & Development — 1.2%
SOHO China, Ltd.	890,000	$670,547

		$670,547

Total China (identified cost $6,692,711)		$7,286,973

Hong Kong — 7.7%
Commercial Banks — 1.5%
Dah Sing Financial Holdings Ltd.	200,000	$855,007

		$855,007

Diversified Financial Services — 2.4%
First Pacific Co., Ltd.	574,000	$604,038
Public Financial Holdings, Ltd.	1,684,000	784,299

		$1,388,337

Multiline Retail — 0.6%
AEON Stores (Hong Kong) Co., Ltd.	143,500	$355,187

		$355,187

Real Estate Management & Development — 1.3%
Hang Lung Properties, Ltd.	206,000	$753,242

		$753,242

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.9%
Stella International Holdings, Ltd.	409,000	$1,057,963

		$1,057,963

Total Hong Kong (identified cost $4,236,169)		$4,409,736

India — 10.4%
Diversified Financial Services — 2.0%
Multi Commodity Exchange of India, Ltd.	38,850	$1,142,264

		$1,142,264

Household Products — 3.9%
Jyothy Laboratories, Ltd.	659,879	$2,244,141

		$2,244,141

Personal Products — 3.2%
Godrej Consumer Products, Ltd.	134,800	$1,809,129

		$1,809,129

Thrifts & Mortgage Finance — 1.3%
LIC Housing Finance, Ltd.	155,950	$762,378

		$762,378

Total India (identified cost $4,626,015)		$5,957,912

Indonesia — 4.4%
Commercial Banks — 1.8%
Bank Bukopin Tbk PT	15,941,500	$1,029,862

		$1,029,862

Consumer Finance — 1.1%
Clipan Finance Indonesia Tbk PT	15,210,500	$641,463

		$641,463

Food Products — 1.5%
Mayora Indah Tbk PT	397,500	$867,312

		$867,312

Total Indonesia (identified cost $2,347,140)		$2,538,637

Malaysia — 11.2%
Construction & Engineering — 3.1%
Mudajaya Group Bhd	2,101,366	$1,754,848

		$1,754,848

Multiline Retail — 3.9%
Aeon Co. (M) Bhd	578,200	$2,250,409

		$2,250,409

Real Estate Management & Development — 1.5%
UOA Development Bhd	1,499,800	$862,827

		$862,827

Security	Shares	Value
Specialty Retail — 2.7%
Padini Holdings Bhd	2,633,400	$1,516,668

		$1,516,668

Total Malaysia (identified cost $5,160,355)		$6,384,752

Philippines — 2.7%
Independent Power Producers & Energy Traders — 2.7%
Energy Development Corp.	8,854,300	$1,533,402

		$1,533,402

Total Philippines (identified cost $1,138,480)		$1,533,402

Singapore — 23.7%
Air Freight & Logistics — 1.4%
Singapore Post, Ltd.	869,000	$822,184

		$822,184

Consumer Finance — 1.8%
Hong Leong Finance, Ltd.	508,000	$1,023,433

		$1,023,433

Food Products — 4.6%
Super Group, Ltd.	974,000	$2,633,000

		$2,633,000

IT Services — 1.3%
CSE Global, Ltd.	1,127,000	$733,235

		$733,235

Multiline Retail — 3.0%
Parkson Retail Asia, Ltd.	1,549,000	$1,686,153

		$1,686,153

Real Estate Investment Trusts (REITs) — 3.5%
CDL Hospitality Trusts	1,280,000	$2,019,505

		$2,019,505

Real Estate Management & Development — 1.3%
Perennial China Retail Trust	1,788,000	$724,481

		$724,481

Specialty Retail — 5.4%
OSIM International, Ltd.	2,184,000	$3,111,404

		$3,111,404

Wireless Telecommunication Services — 1.4%
StarHub, Ltd.	268,000	$818,257

		$818,257

Total Singapore (identified cost $10,331,937)		$13,571,652

Security	Shares	Value
South Korea — 3.4%
Commercial Banks — 1.4%
BS Financial Group, Inc.	73,760	$825,714

		$825,714

Internet & Catalog Retail — 2.0%
CJ O Shopping Co., Ltd.	4,571	$1,127,295

		$1,127,295

Total South Korea (identified cost $1,667,067)		$1,953,009

Taiwan — 12.6%
Computers & Peripherals — 1.6%
Simplo Technology Co., Ltd.	181,100	$919,309

		$919,309

Health Care Equipment & Supplies — 6.7%
Pacific Hospital Supply Co., Ltd.	550,000	$1,621,961
St. Shine Optical Co., Ltd.	141,000	2,213,343

		$3,835,304

Leisure Equipment & Products — 1.4%
Giant Manufacturing Co., Ltd.	148,000	$785,058

		$785,058

Semiconductors & Semiconductor Equipment — 2.9%
Radiant Opto-Electronics Corp.	373,187	$1,690,553

		$1,690,553

Total Taiwan (identified cost $5,903,064)		$7,230,224

Thailand — 9.6%
Insurance — 2.7%
Bangkok Life Assurance PCL(1)	431,500	$709,831
Thai Reinsurance PCL(1)(2)	6,255,300	819,043

		$1,528,874

Media — 1.1%
Major Cineplex Group PCL(1)	981,200	$629,617

		$629,617

Real Estate Management & Development — 5.8%
Pruksa Real Estate PCL(1)	2,428,400	$1,692,534
Ticon Industrial Connection PCL(1)	3,583,875	1,610,987

		$3,303,521

Total Thailand (identified cost $4,011,884)		$5,462,012

Total Common Stocks (identified cost $46,114,822)		$56,328,309

Short-Term Investments — 0.8%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 12/3/12	$443	$442,964

Total Short-Term Investments (identified cost $442,964)		$442,964

Total Investments — 99.2% (identified cost $46,557,786)		$56,771,273

Other Assets, Less Liabilities — 0.8%		$484,256

Net Assets — 100.0%		$57,255,529

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PCL	-	Public Company Ltd.

(1)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(2)	Non-income producing security.

The Portfolio did not have any open financial instruments at November 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$46,880,493

Gross unrealized appreciation	$11,980,032
Gross unrealized depreciation	(2,089,252)

Net unrealized appreciation	$9,890,780

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks	$—	$56,328,309	(1)(2)	$—	$56,328,309
Short-Term Investments	—	442,964		—	442,964
Total Investments	$—	$56,771,273		$—	$56,771,273

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	January 25, 2013

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	January 25, 2013